STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)							6 Months Ended	12 Months Ended
	Aug. 01, 2022 USD ($) Integer $ / shares shares	Jul. 29, 2022	Jul. 25, 2022 USD ($) shares	Sep. 14, 2021 USD ($) shares	Jul. 21, 2021 $ / shares shares	Aug. 10, 2017 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Sep. 28, 2022 shares	Sep. 27, 2022 shares	Sep. 19, 2022 shares	Dec. 31, 2021 shares	Mar. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Common stock shares authorized			42,253,521				500,000,000	500,000,000	500,000,000	200,000,000	505,000,000
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001
Common stock, shares issued				1,400,000			8,400,000	8,400,000
Common stock, shares outstanding			8,400,000				8,400,000	8,400,000
Preferred stock, shares authorized							5,000,000	5,000,000	5,000,000			200,000,000
Preferred stock, par value | $ / shares							$ 0.0001	$ 0.0001
Increase in authorized number of shares									505,000,000
Preferred stock voting rights description		The single authorized share of Series B is entitled to vote with the Company’s common stock as a single class on any matter brought before the stockholders, and the Series B is entitled to a number of votes equal to the greater of (A) 100,000,000 votes, or (B) 50.1% of the Company’s voting power as of the applicable date of determination. Any outstanding Series B will be automatically cancelled upon the Company applying to have its common stock listed on a national securities exchange.
Description of restricted shares of common stock							None of the 17,450,000 restricted shares of common stock have been issued by the transfer agent as of September 30, 2022 as none of the shares have vested
Stock based compensation expenses | $							$ 657,935
Non-employee directors compensation description							In addition, as more particularly set forth in “Item 5. – Other Information”, the Company has agreed to pay its non-employee directors’ compensation as follows: $100,000 in restricted stock which will vest on the final business day of each quarter ($25,000) per quarter, and $50,000 per year ($12,500 per quarter)
Aggregate purchase price of warrants | $				$ 14,000
Warrants granted
Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock						5,314
Warrant exercise price | $ / shares						$ 19.00
Warrants expiration date						Aug. 10, 2022
Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants trade for common stock - percentage						500.00%
Two Investors [Member] | Warrant [Member]
Class of Stock [Line Items]
Aggregate purchase price of warrants | $						$ 525,000
Warrants to purchase common stock						42,510
Investors [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock						5,314
Warrant exercise price | $ / shares						$ 14.25
Advisor Agreements [Member] | Minimum [Member]
Class of Stock [Line Items]
Number of barrels of oil produced per day | Integer	1,000
Advisor Agreements [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of barrels of oil produced per day | Integer	5,000
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Share issued	17,450,000
Share issued, value | $	$ 12,604,500
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Service Based Grants [Member]
Class of Stock [Line Items]
Share issued	11,950,000
Share issued, value | $	$ 8,699,500
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Performance Based Grants [Member]
Class of Stock [Line Items]
Share issued	5,500,000
Share issued, value | $	$ 3,905,000
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares	$ 0.71
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares	$ 0.75
Consulting Agreement [Member] | Atikin Investments LLC [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares					$ 0.01
Warrants granted					1,400,000
Warrants term					5 years
White River Holdings Corp [Member]
Class of Stock [Line Items]
Common stock shares authorized								100,000,000					100,000,000
Common stock, par value | $ / shares								$ 0.000001					$ 0.000001
Common stock, shares issued								60,000,000					60,000,000
Common stock, shares outstanding								60,000,000					60,000,000
Preferred stock, shares authorized								1,000					1,000
Preferred stock, par value | $ / shares								$ 0.000001					$ 0.000001
Ecoark [Member]
Class of Stock [Line Items]
Percentage of outstanding shares of capital stock			100.00%
Ecoark [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Share issued			1,200
Conversion of shares			42,253,521
Liquidation preference value | $			$ 30,000,000
Ecoark Holdings [Member] | White River Holdings Corp [Member]
Class of Stock [Line Items]
Common stock shares authorized								100,000,000					100,000,000
Common stock, par value | $ / shares								$ 0.000001					$ 0.000001
Common stock, shares issued								60,000,000					60,000,000
Common stock, shares outstanding								60,000,000					60,000,000
Third Party [Member]
Class of Stock [Line Items]
Warrant issued, shares				700,000
Warrants exercised, shares				1,400,000
Warrants exercised, value | $				$ 14,000